LOANS (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013
Financing Receivable, Modifications [Line Items]
Financing Receivable, Allowance for Credit Losses, Write-downs	$ 1,800,000
Certain Loans and Debt Securities Acquired in Transfer, Allowance for Credit Losses Due to Subsequent Impairment	782,000		1,200,000
Financing Receivable, Modifications, Number of Contracts	7
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	486,000
Financing Receivable, Acquired with Deteriorated Credit Quality	3,776,000	[1]	4,162,000	[1]
Residential Real Estate One To Four Family [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	2,735,000	[1]	2,989,000	[1]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 511,000
Troubled Debt Restructuring [Member] | Residential Real Estate One To Four Family [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	39		33

[1]	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.